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August 2, 2018

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F. Street, N.E.
 Washington, D.C. 20549

Re:	Wisconsin Capital Funds, Inc. (the "Registrant")
1933 Registration No. 333-141917
1940 Act File No. 811-22045

Rule 497(j) Certification for Prospectus and Statement of Additional Information in Connection with Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant hereby certifies that the definitive Prospectus and Statement of Additional Informa-tion that would have been filed pursuant to Rule 497(c) of the Securities Act in connection with Post-Effective Amendment No. 19 (the "Amendment") to the Registration Statement on Form N-1A of the Registrant would not have contained any changes as compared to the forms of the Prospectus and Statement of Additional Information included in said Amendment. Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

The Amendment was filed electronically on July 31, 2018, pursuant to Rule 485(b) and automatically became effective on August 1, 2018 (SEC Accession No. 0000894189-18-004067). The definitive Prospectus and Statement of Additional Information are dated August 1, 2018.

Very truly yours,

QUARLES & BRADY LLP

/s/ Matthew C. Vogel

Matthew C. Vogel

cc:          Working Group